Equity (Details Narrative) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital		$ 107,101,000		$ 107,101,000	$ 107,101,000
Shares outstanding				0.1146
Shares held in treasury		1,000		$ 1,000	1,000
Value of shares held in treasury				$ 1,118,000	737,000
Preferred shares issued						157,800,000
Repurchase preferred shares	155,468,500
Repurchased preferred shares, value	$ 1,116,000	$ 735,000	$ 381,000		735,000
Repurchased transtaction cost	$ 407
Preferred shares		104,064,000	51,404,500
Description of approved anticipation of dividends				In 2024, the Board of Directors approved the anticipation of dividends and interest on capital in the total amount of US$ 11,493 (R$64,139 million), equivalent to US$ 0,8917 (R$ 4,976) per common and preferred shares
Dividend payable to non-controlling shareholders				$ 2,657,000
Interest on capital				385,000
Complementary dividend				1,477,000
Unclaimed dividends		$ 337,000		276,000	$ 337,000		$ 241,000
Prescribed dividends				$ 54,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding		7,442,454,142		7,442,454,142	7,442,454,142
Shares held in treasury				222,760
Dividend Distribution Proposed				$ 106,000
Income tax expense				$ 1,319,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding		5,602,042,788		5,602,042,788	5,602,042,788
Shares held in treasury				155,541,409
Dividend [Member]
IfrsStatementLineItems [Line Items]
General shareholders amount				$ 13,076,000
Adjusted net income				1,446,000
Additional dividends				6,006,000
Addition capital remuneration and profit retention reserves				$ 5,624,000